Employee Future Benefits - Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans (Detail)	Dec. 31, 2022	Dec. 31, 2021
U.S. plans [Member] | Pension defined benefit plans [member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	5.00%	2.70%
U.S. plans [Member] | Pension defined benefit plans [member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.70%	2.40%
U.S. plans [Member] | Retiree welfare plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	5.00%	2.70%
Initial health care cost trend rate	7.80%	7.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.70%	2.40%
Initial health care cost trend rate	7.00%	7.30%
Canadian plans [Member] | Pension defined benefit plans [member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	5.30%	3.10%
Canadian plans [Member] | Pension defined benefit plans [member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.10%	2.50%
Canadian plans [Member] | Retiree welfare plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	5.30%	3.20%
Initial health care cost trend rate	5.30%	5.40%
Canadian plans [Member] | Retiree welfare plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.20%	2.60%
Initial health care cost trend rate	5.40%	5.50%